UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                              --------------------


                                    FORM 13F-HR/A

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [X]; Amendment Number: 2

This Amendment (Check only one.):

[X] is a restatement
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                            Hewlett-Packard Company

Address:                         3000 Hanover Street
                                 MS 1050
                                 Palo Alto CA 94304

Form 13F File Number:            028-02187

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                        Charles N. Charnas

Title:                       Assistant Secretary

Phone:                       650-857-6162

Signature, Place, and Date of Signing:


/s/ Charles N. Charnas        Palo Alto, CA          November 14, 2003
------------------------      ---------------        ------------------
[Signature}                   [City, State]          [Date]

This is a restatement of Amendment Number 1.

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                  Name

28-5160                               Intel Corporation

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:                 18

Form 13F Information Table Value Total:                 $195,005
                                                        (thousands)

List of Other Included Managers:                        None

FORM 13F                  06/30/2001
REPORTING MANAGER         Hewlett-Packard Company

       ITEM 1            ITEM 2       ITEM 3       ITEM 4     ITEM 5             ITEM 6             ITEM 7          ITEM 8

   Name of Issuer       Title of      CUSIP         Fair     Shares or    Investment Discretion    Managers     Voting Authority
                          Class       Number       Market    Principal                   Shared
                                                   Value      Amount       Sole  Shared  Other                Sole  Shared   None
                                                                           (A)    (B)     (C)                  (A)    (B)    (C)
Agilent Technologies      Common    00846U101      28,031      862,479     X                         HP       862,479
Akamai Technologies       Common    00971T101         354       38,531     X                         HP        38,531
BroadVision, Inc.         Common    111412102       2,078      415,567     X                         HP       415,567
Crossroads  Systems       Common    22765D100       6,645    1,023,819     X                         HP     1,023,819
Digimarc Corp.            Common    253807101       7,245      300,000     X                         HP       300,000
Divine Interventures Inc. Common    255404105       5,833    2,777,778     X                         HP     2,777,778
Indigo N.V.               Common    N44495104      76,296   14,814,815     X                         HP    14,814,815
Infospace Inc.            Common    45678T102          48       12,590     X                         HP        12,590
Novadigm Inc.             Common    669937104      10,575      940,000     X                         HP       940,000
Openwave Systems Inc.     Common    683718100      48,556    1,399,295     X                         HP     1,399,295
Planet CAD Inc.           Common    72704Y103         199      390,409     X                         HP       390,409
Primix Solutions Inc.     Common    741620108          90      120,377     X                         HP       120,377
Resonate Inc.             Common    76115Q104         173       41,807     X                         HP        41,807
S1 Corp.                  Common    78463B101       2,548      182,004     X                         HP       182,004
Selectica                 Common    816288104          41       10,218     X                         HP        10,218
724 Solutions             Common    81788Q100       1,686      227,837     X                         HP       227,837
Vialink Co.               Common    92552Q101       3,588    2,242,694     X                         HP     2,242,694
Xcelera.Com Inc.          Common    G31611109       1,019      246,152     X                         HP       246,152


GRAND TOTALS  (Thousands)                         195,005
